Risk management and financial instruments (Restated) - Schedule of Revenue Concentration (Details) - Revenue - Customer Concentration Risk	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Concentration Risk [Line Items]
Revenue percent	100.00%	100.00%	100.00%
Statoil
Concentration Risk [Line Items]
Revenue percent	40.00%	44.00%	38.00%
Conoco Phillips
Concentration Risk [Line Items]
Revenue percent	25.00%	18.00%	8.00%
ExxonMobil
Concentration Risk [Line Items]
Revenue percent	25.00%	25.00%	13.00%
Total
Concentration Risk [Line Items]
Revenue percent	10.00%	13.00%	12.00%
Shell
Concentration Risk [Line Items]
Revenue percent	0.00%	0.00%	12.00%
KMNG
Concentration Risk [Line Items]
Revenue percent	0.00%	0.00%	11.00%
Other
Concentration Risk [Line Items]
Revenue percent	0.00%	0.00%	6.00%